Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The Company's Information Technology ("IT") function manages its cyber resilience efforts through a variety of relevant organizational functions. The Company's cybersecurity program includes the administrative, technical and organizational measures intended to protect the confidentiality, integrity, and availability of its information and systems. It is led by the head of IT, who has over 25 years of experience in information technology and operational systems at global manufacturing and operations-focused organizations. In carrying out its responsibilities, management also engages external cybersecurity and information security specialists to support the assessment, prevention, detection, mitigation, and remediation of cybersecurity risks and incidents.

The IT function's mandate includes defining the Company's cyber resilience framework, identifying and measuring risks, building the business continuity strategy and tactics, disaster recovery plans, capturing key business information security risks beyond IT and reporting any incidents. The head of IT provides regular updates to the Audit Committee with analysis, mitigation strategies and incident reporting being reported to the Board. In 2025, cybersecurity, information security, and artificial intelligence awareness training programs were completed by employees, focused on developing awareness of threats and how to recognize them. Working in concert with an information security partner, the Company has implemented global security structures and measures, with breach detection, prevention, event management and reporting.

During the first quarter of 2026, the Company identified a cybersecurity incident involving unauthorized access to certain information systems. Upon detection, the Company activated its incident response protocols, including containment measures, engagement of external cybersecurity advisors, and notification of senior management and the Audit Committee. The Company is undertaking remediation of the affected systems and implementing targeted enhancements to its cybersecurity controls and monitoring capabilities. The Company is also carrying out notification and regulatory reporting activities where required under applicable laws. As of the date of this Form 20-F, management believes the incident has not had a material impact on the Company, including its operations, business strategy, results of operations, or financial condition; however we may incur further costs and liabilities arising from this incident. Additionally, the Company has not identified risks from any other known cybersecurity threats that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
The Board receives prompt and timely information from management on any cybersecurity or information security incident that may pose significant risk to our organization and continues to receive regular reports on the incident until its conclusion. In 2025, there were no reported incidents of information or cyber breaches, however the Company identified a cybersecurity incident during the first quarter of 2026, as described above. In addition, the Board receives management reports on key developments and incidents at the industry level and received cybersecurity and artificial intelligence educational sessions in 2025 to ensure members continue to remain informed about evolving trends.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
The Company's Information Technology ("IT") function manages its cyber resilience efforts through a variety of relevant organizational functions. The Company's cybersecurity program includes the administrative, technical and organizational measures intended to protect the confidentiality, integrity, and availability of its information and systems. It is led by the head of IT, who has over 25 years of experience in information technology and operational systems at global manufacturing and operations-focused organizations. In carrying out its responsibilities, management also engages external cybersecurity and information security specialists to support the assessment, prevention, detection, mitigation, and remediation of cybersecurity risks and incidents.
The IT function's mandate includes defining the Company's cyber resilience framework, identifying and measuring risks, building the business continuity strategy and tactics, disaster recovery plans, capturing key business information security risks beyond IT and reporting any incidents.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board receives prompt and timely information from management on any cybersecurity or information security incident that may pose significant risk to our organization and continues to receive regular reports on the incident until its conclusion. In 2025, there were no reported incidents of information or cyber breaches, however the Company identified a cybersecurity incident during the first quarter of 2026, as described above. In addition, the Board receives management reports on key developments and incidents at the industry level and received cybersecurity and artificial intelligence educational sessions in 2025 to ensure members continue to remain informed about evolving trends.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board receives prompt and timely information from management on any cybersecurity or information security incident that may pose significant risk to our organization and continues to receive regular reports on the incident until its conclusion.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board receives prompt and timely information from management on any cybersecurity or information security incident that may pose significant risk to our organization and continues to receive regular reports on the incident until its conclusion. In 2025, there were no reported incidents of information or cyber breaches, however the Company identified a cybersecurity incident during the first quarter of 2026, as described above. In addition, the Board receives management reports on key developments and incidents at the industry level and received cybersecurity and artificial intelligence educational sessions in 2025 to ensure members continue to remain informed about evolving trends.
Cybersecurity Risk Role of Management [Text Block]	The Board receives prompt and timely information from management on any cybersecurity or information security incident that may pose significant risk to our organization and continues to receive regular reports on the incident until its conclusion. In 2025, there were no reported incidents of information or cyber breaches, however the Company identified a cybersecurity incident during the first quarter of 2026, as described above. In addition, the Board receives management reports on key developments and incidents at the industry level and
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Board receives prompt and timely information from management on any cybersecurity or information security incident that may pose significant risk to our organization and continues to receive regular reports on the incident until its conclusion
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	In 2025, there were no reported incidents of information or cyber breaches, however the Company identified a cybersecurity incident during the first quarter of 2026, as described above. In addition, the Board receives management reports on key developments and incidents at the industry level and received cybersecurity and artificial intelligence educational sessions in 2025 to ensure members continue to remain informed about evolving trends.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Board receives prompt and timely information from management on any cybersecurity or information security incident that may pose significant risk to our organization and continues to receive regular reports on the incident until its conclusion. In 2025, there were no reported incidents of information or cyber breaches, however the Company identified a cybersecurity incident during the first quarter of 2026, as described above. In addition, the Board receives management reports on key developments and incidents at the industry level and received cybersecurity and artificial intelligence educational sessions in 2025 to ensure members continue to remain informed about evolving trends.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true